UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2013



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2013




[LOGO OF USAA]
    USAA(R)

                                    [GRAPHIC OF USAA TAX EXEMPT LONG-TERM FUND]

 ===========================================

       ANNUAL REPORT
       USAA TAX EXEMPT LONG-TERM FUND
       FUND SHARES o ADVISER SHARES
       MARCH 31, 2013

 ===========================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"INVESTORS' INCREASED RISK APPETITE HAS
BEEN DRIVEN, I BELIEVE, BY THEIR VIEWS             [PHOTO OF DANIEL S. McNAMARA]
ABOUT U.S. ECONOMIC GROWTH."

--------------------------------------------------------------------------------

MAY 2013

The strong performance of U.S. equities during the one-year reporting period has some observers proclaiming the beginning of a "great rotation." The powerful rally, they say, demonstrates that bonds are being abandoned as an asset class. I disagree. During the reporting period, U.S. Treasury yields actually fell and prices, which move in the opposite direction of yields, increased. For example, the 10-year U.S. Treasury yield began the reporting period at 2.18%, hit a low of 1.40% on July 24, 2012, and stood at 1.85% on March 31, 2013. However, U.S. Treasury yields, whether they rise or fall, paint an incomplete picture of conditions in the fixed-income market. The fixed-income market is large and diverse, comprising many types of bonds that tend to perform differently from each other. For example, during the reporting period, bond funds saw inflows, even as investors put money into equity funds.

That said, investors certainly had a preference for riskier asset classes. As the reporting period came to an end, the "fear index," better known as the "VIX" (a measure of market volatility), was at extremely low levels. Investors' increased risk appetite has been driven, I believe, by their views about U.S. economic growth. They are optimistic at best, complacent at worst. When the reporting period began in April 2012, the U.S. economic outlook -- including the jobs picture -- seemed to be improving. We were skeptical, largely because we believed that the data could have been temporarily influenced by the unusually mild winter. As it turned out, the warm weather had pulled demand (and employment gains) forward. The U.S. economy slowed during the spring and summer.

While it is too soon to tell, a similar pattern may be playing out in 2013. In the final months of the reporting period, the economic data was rather positive. However, after the reporting period ended, the U.S. Department

================================================================================

================================================================================

of Labor announced in April that fewer-than-expected new jobs were created as of the end of March, which was the smallest gain in nine months. Meanwhile, the global economy is weak, Europe is in recession, and China's growth has slowed.

During the reporting period, the Federal Reserve (the Fed) expanded its liquidity measures, making open-ended commitments to purchase mortgage-backed securities and long-term U.S. Treasury securities every month. By the end of the reporting period, the Fed was pumping money into the U.S. economy at a rate of approximately $85 billion a month. The Fed has also held short-term interest rates near zero and is unlikely to raise rates in the near future. As a result, investors have been forced to seek higher yields by extending the maturity of their portfolios or by investing in riskier asset classes.

Against this backdrop, the tax-exempt bond market continued to record gains. I am also pleased to report that the USAA tax-exempt bond funds performed well. Our portfolio managers attempted to generate as much tax-exempt income as possible without taking undue risk. They were supported by our credit analysts, who helped identify, what we believe to be, attractive investment opportunities. In our opinion, municipal credit quality remains strong. A number of state and local governments still have budgetary challenges, but they continue to cut expenses and raise revenue to maintain fiscal balance. They also appear to be benefiting from improved economic conditions. We believe municipal bond investments continue to have a place in a diversified portfolio, primarily because of the tax-exempt income they provide.

On behalf of all of us here at USAA Asset Management Company, thank you for your continued confidence. We value the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices fall. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met. o VIX is a trademark ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of the S&P 500 Index.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Distributions to Shareholders                                            15

    Report of Independent Registered Public Accounting Firm                  16

    Portfolio of Investments                                                 17

    Notes to Portfolio of Investments                                        35

    Financial Statements                                                     37

    Notes to Financial Statements                                            40

EXPENSE EXAMPLE                                                              54

TRUSTEES' AND OFFICERS' INFORMATION                                          56

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA TAX EXEMPT LONG-TERM FUND (THE FUND) PROVIDES INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in investment-grade securities the interest from which is exempt from federal income tax. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is 10 years or more.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

JOHN C. BONNELL, CFA                                  [PHOTO OF JOHN C. BONNELL]
USAA Asset Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA TAX EXEMPT LONG-TERM FUND (THE FUND SHARES) PERFORM DURING THE REPORTING PERIOD?

  The Fund Shares provided a total return of 7.11% versus an average of 6.31% for the 252 funds in the Lipper General Municipal Debt Funds Average. This compares to a 6.81% return for the Lipper General Municipal Debt Funds Index and a 5.25% return for the Barclays Municipal Bond Index. The Fund Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 3.87%, compared to the Lipper category average of 3.16%.

o WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

  During the reporting period, tax-exempt bonds continued to be among the best-performing asset classes in the fixed-income market, building on the rally that had begun in January 2011. Tax-exempt bond prices increased, especially in the longer maturities. As prices rose, yields declined. The yield on a 30-year AAA-rated municipal declined from 3.39% on March 31, 2012, to 3.09% on March 31, 2013.

  Refer to pages 8 and 9 for benchmark definitions.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

2  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

  Supply and demand conditions supported higher tax-exempt bond prices. New issue supply was robust during the reporting period. However, many of the bonds issued were refunding bonds -- where issuers are replacing higher-yielding bonds with debt issued at lower interest rates -- and as a result, the net amount of tax-exempt supply remained relatively unchanged. Despite low absolute yields, municipal securities continued to be very attractive on an after-tax basis. Higher tax rates beginning in January 2013, made tax-free income even more valuable for some investors.

  Tax-exempt bonds also continued to benefit from the strength of the U.S. Treasury market, which municipal bonds tend to follow over time. U.S.
  Treasury yields declined during the reporting period in response to the Federal Reserve's (the Fed) ongoing stimulus measures. In September 2012, the Fed announced a third round of quantitative easing (QE3). During the reporting period, 30-year U.S. Treasury yields fell from 3.34% on March 30, 2012, to 3.10% on March 31, 2013.

  Overall, municipal credit quality remained strong. State and local governments continued to take action, cutting expenses and sometimes raising taxes, in order to balance their budgets. States have also benefited from higher-than-expected increases in tax revenues, which have helped to fill budget gaps.

o WHAT STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

  We continued to manage the Fund with a focus on income generation. Over the long term, tax-exempt income -- not price movements -- comprise the majority of the portfolio's total return (see page 6). Because of our income approach, the Fund is generally tilted toward bonds in the BBB and A rated categories.

  Our team of credit analysts helped us identify opportunities for the Fund. As always, we continue to do our own credit research as we seek investments that offer attractive income potential without

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

  adding undue risk. We believe that investors should be adequately compensated for the risks they take.

  The Fund continues to be a well diversified portfolio of more than 400 longer-term, primarily investment-grade municipal bonds. To limit exposure to an unexpected event, the portfolio is diversified both by issuer and by geographic area. We avoid bonds subject to the federal alternative minimum tax for individuals.

o WHAT IS YOUR OUTLOOK?

  In our opinion, the U.S. economy will remain on its slow-growth trajectory, though spending cuts could dampen economic growth in the months ahead. The housing market recovery should continue to gain momentum. The Fed has said it will not raise interest rates until unemployment falls to 6.5% or inflation rises above 2.5%, which is unlikely in the immediate future.

  A number of state and local governments still have budgetary challenges, but we expect they will continue to work to maintain fiscal balance. We do not anticipate a material change in the longstanding debt repayment record of municipal issuers. While occasional one-off problems are likely given the size and diversity of the tax-exempt bond market, overall municipal credit quality is likely to remain solid.

  Tax-exempt bond prices have increased significantly since 2011, but we do not expect to see significant capital appreciation in the months ahead. In the long run, shareholders should expect most of their return to come from the tax-free income generated by the Fund.

  Thank you for your continued confidence in us. We appreciate the opportunity to serve your investment needs.

  As interest rates rise, existing bond prices fall.

  Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

  Some income may be subject to state or local taxes but not the alternative minimum tax.

================================================================================

4  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

INVESTMENT OVERVIEW

USAA TAX EXEMPT LONG-TERM FUND SHARES (FUND SHARES) (Ticker Symbol: USTEX)

--------------------------------------------------------------------------------
                                          3/31/13                   3/31/12
--------------------------------------------------------------------------------
Net Assets                            $2,837.8 Million          $2,588.8 Million
Net Asset Value Per Share                  $13.91                    $13.50

LAST 12 MONTHS
Tax-Exempt Dividends Per Share             $0.539                    $0.589
Capital Gain Distributions Per Share            -                    $0.016

Dollar-Weighted Average
Portfolio Maturity(+)                    16.7 Years                16.5 Years

(+)Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/13
--------------------------------------------------------------------------------
    1 Year                           5 Years                        10 Years
     7.11%                            6.53%                           5.06%

--------------------------------------------------------------------------------
 30-DAY SEC YIELD AS OF 3/31/13*                  EXPENSE RATIO AS OF 3/31/12**
--------------------------------------------------------------------------------
              2.65%                                           0.52%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED MARCH 31, 2013

--------------------------------------------------------------------------------
              TOTAL RETURN      =      DIVIDEND RETURN      +      PRICE CHANGE
--------------------------------------------------------------------------------
10 Years          5.06%         =           4.79%           +          0.27%
5 Years           6.53%         =           4.99%           +          1.54%
1 Year            7.11%         =           4.07%           +          3.04%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED MARCH 31, 2004-MARCH 31, 2013

--------------------------------------------------------------------------------
               TOTAL RETURN        DIVIDEND RETURN        CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
3/31/2004          7.01%                4.84%                      2.17%
3/31/2005          3.70                 4.55                      -0.85
3/31/2006          4.18                 4.45                      -0.27
3/31/2007          5.33                 4.56                       0.77
3/31/2008         -1.98                 4.51                      -6.49
3/31/2009         -5.33                 5.06                     -10.39
3/31/2010         16.59                 5.88                      10.71
3/31/2011         -0.19                 4.70                      -4.89
3/31/2012         16.30                 5.15                      11.15
3/31/2013          7.11                 4.07                       3.04

  NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

6  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' Dividend Return for the period ended 3/31/13, and assuming marginal federal tax
rates of*:                          28.00%      33.00%      35.00%      39.60%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD         DIVIDEND RETURN
-------------------------------------------------------------------------------
10 Years            4.79%            6.65%       7.15%       7.37%       7.93%
5 Years             4.99%            6.93%       7.45%       7.68%       8.26%
1 Year              4.07%            5.66%       6.08%       6.26%       6.74%

To match the Fund Shares' closing 30-day SEC Yield of 2.65%, on 3/31/13,
A FULLY TAXABLE INVESTMENT MUST PAY: 3.68%       3.95%       4.07%       4.39%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2013 tax rates or rates in effect as of the issuance of this report.

*The above marginal rates do not incorporate 3.8% additional tax that was imposed on January 1, 2013, to "net investment income" for certain individuals, estates, and trusts.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              USAA TAX EXEMPT      BARCLAYS MUNICIPAL   LIPPER GENERAL MUNICIPAL
           LONG-TERM FUND SHARES       BOND INDEX           DEBT FUNDS INDEX
03/31/03         $10,000.00            $10,000.00              $10,000.00
04/30/03          10,111.55             10,066.07               10,090.47
05/31/03          10,370.24             10,301.77               10,330.71
06/30/03          10,277.63             10,257.99               10,276.84
07/31/03           9,922.51              9,899.03                9,926.62
08/31/03          10,029.52              9,972.86                9,999.72
09/30/03          10,311.43             10,266.07               10,293.51
10/31/03          10,272.52             10,214.37               10,256.29
11/30/03          10,406.47             10,320.83               10,372.69
12/31/03          10,522.25             10,406.29               10,457.63
01/31/04          10,554.86             10,465.90               10,492.87
02/29/04          10,766.52             10,623.41               10,658.01
03/31/04          10,700.84             10,586.41               10,596.43
04/30/04          10,441.23             10,335.69               10,359.07
05/31/04          10,425.71             10,298.21               10,325.62
06/30/04          10,481.20             10,335.69               10,360.32
07/31/04          10,622.42             10,471.71               10,486.91
08/31/04          10,845.87             10,681.56               10,683.30
09/30/04          10,932.56             10,738.26               10,744.94
10/31/04          11,027.31             10,830.67               10,831.46
11/30/04          10,927.78             10,741.33               10,750.77
12/31/04          11,111.45             10,872.51               10,890.14
01/31/05          11,227.73             10,974.12               10,997.77
02/28/05          11,190.41             10,937.61               10,969.66
03/31/05          11,097.08             10,868.63               10,886.95
04/30/05          11,297.94             11,040.03               11,056.64
05/31/05          11,393.34             11,118.06               11,142.74
06/30/05          11,466.59             11,187.04               11,211.87
07/31/05          11,411.79             11,136.47               11,171.71
08/31/05          11,533.70             11,248.91               11,285.95
09/30/05          11,457.13             11,173.14               11,205.72
10/31/05          11,374.49             11,105.29               11,138.25
11/30/05          11,416.03             11,158.61               11,188.93
12/31/05          11,535.87             11,254.56               11,293.28
01/31/06          11,550.60             11,284.93               11,323.71
02/28/06          11,650.92             11,360.70               11,412.63
03/31/06          11,563.92             11,282.35               11,346.81
04/30/06          11,545.82             11,278.47               11,336.47
05/31/06          11,596.99             11,328.71               11,393.71
06/30/06          11,526.18             11,286.06               11,347.98
07/31/06          11,675.76             11,420.31               11,486.03
08/31/06          11,854.03             11,589.77               11,656.78
09/30/06          11,941.69             11,670.38               11,737.44
10/31/06          12,026.63             11,743.56               11,813.60
11/30/06          12,156.01             11,841.46               11,912.56
12/31/06          12,089.30             11,799.62               11,869.56
01/31/07          12,061.75             11,769.41               11,846.02
02/28/07          12,219.86             11,924.49               11,987.78
03/31/07          12,179.08             11,895.09               11,957.28
04/30/07          12,213.95             11,930.31               11,994.37
05/31/07          12,153.82             11,877.48               11,943.14
06/30/07          12,077.46             11,815.93               11,876.81
07/31/07          12,122.33             11,907.53               11,934.18
08/31/07          11,934.08             11,856.16               11,820.33
09/30/07          12,164.74             12,031.60               11,988.78
10/31/07          12,212.84             12,085.23               12,023.67
11/30/07          12,219.01             12,162.29               12,044.00
12/31/07          12,163.31             12,196.05               12,033.73
01/31/08          12,309.85             12,349.84               12,176.51
02/29/08          11,577.90             11,784.43               11,554.69
03/31/08          11,937.05             12,121.25               11,862.56
04/30/08          12,143.63             12,263.09               12,021.48
05/31/08          12,260.07             12,337.24               12,113.10
06/30/08          12,114.39             12,197.99               11,950.84
07/31/08          12,044.29             12,244.35               11,938.83
08/31/08          12,162.90             12,387.64               12,050.32
09/30/08          11,479.47             11,806.72               11,411.26
10/31/08          10,959.24             11,686.21               11,064.15
11/30/08          10,847.22             11,723.37               10,935.89
12/31/08          10,639.08             11,894.28               10,896.16
01/31/09          11,202.86             12,329.65               11,410.17
02/28/09          11,295.71             12,394.43               11,523.01
03/31/09          11,300.13             12,396.69               11,483.01
04/30/09          11,647.10             12,644.34               11,811.81
05/31/09          12,023.97             12,778.10               12,083.62
06/30/09          11,919.69             12,658.39               11,960.42
07/31/09          12,126.14             12,870.18               12,149.24
08/31/09          12,425.39             13,090.20               12,458.11
09/30/09          13,157.63             13,559.98               13,092.29
10/31/09          12,864.24             13,275.34               12,753.40
11/30/09          12,877.60             13,385.02               12,792.22
12/31/09          12,988.84             13,430.26               12,911.99
01/31/10          13,067.55             13,500.21               12,975.50
02/28/10          13,182.61             13,631.06               13,097.88
03/31/10          13,175.04             13,598.43               13,107.30
04/30/10          13,345.81             13,763.69               13,279.36
05/31/10          13,427.34             13,866.91               13,349.35
06/30/10          13,420.31             13,875.15               13,333.08
07/31/10          13,590.83             14,048.17               13,491.32
08/31/10          13,945.51             14,369.81               13,835.92
09/30/10          13,986.65             14,347.35               13,847.32
10/31/10          13,944.35             14,307.61               13,818.16
11/30/10          13,522.40             14,021.51               13,436.57
12/31/10          13,168.18             13,749.79               13,126.46
01/31/11          12,963.47             13,648.50               12,962.60
02/28/11          13,202.02             13,865.78               13,171.67
03/31/11          13,149.76             13,819.58               13,122.71
04/30/11          13,402.23             14,067.07               13,342.39
05/31/11          13,727.76             14,307.45               13,627.35
06/30/11          13,837.71             14,357.37               13,719.99
07/31/11          14,024.00             14,503.89               13,865.41
08/31/11          14,188.03             14,752.02               14,051.70
09/30/11          14,478.29             14,904.52               14,262.94
10/31/11          14,439.59             14,849.11               14,218.61
11/30/11          14,514.86             14,936.83               14,277.05
12/31/11          14,813.19             15,220.99               14,564.65
01/31/12          15,288.93             15,573.00               15,021.58
02/29/12          15,342.28             15,588.35               15,066.47
03/31/12          15,295.52             15,487.06               14,995.95
04/30/12          15,471.38             15,665.73               15,189.57
05/31/12          15,648.32             15,795.77               15,350.17
06/30/12          15,667.07             15,778.81               15,343.79
07/31/12          15,912.51             16,028.88               15,637.14
08/31/12          15,980.39             16,047.14               15,679.47
09/30/12          16,072.74             16,144.06               15,785.79
10/31/12          16,170.32             16,189.62               15,861.75
11/30/12          16,470.42             16,456.33               16,190.34
12/31/12          16,264.44             16,252.94               15,949.58
01/31/13          16,394.68             16,320.63               16,055.78
02/28/13          16,446.90             16,370.06               16,105.32
03/31/13          16,381.01             16,299.47               16,017.34

                                   [END CHART]

                       Data from 3/31/03 through 3/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Long-Term Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper General & Insured Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

8  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                     USAA TAX EXEMPT               LIPPER GENERAL & INSURED
                  LONG-TERM FUND SHARES          MUNICIPAL DEBT FUNDS AVERAGE
03/31/04                  4.58%                              3.90%
03/31/05                  4.49                               3.92
03/31/06                  4.43                               3.84
03/31/07                  4.44                               3.80
03/31/08                  4.90                               4.02
03/31/09                  5.72                               4.44
03/31/10                  5.07                               4.04
03/31/11                  5.07                               4.13
03/31/12                  4.36                               3.68
03/31/13                  3.87                               3.16

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 3/31/04 to 3/31/13.

The Lipper General & Insured Municipal Debt Funds Average is an average performance level of all general municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA TAX EXEMPT LONG-TERM FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: UTELX)

--------------------------------------------------------------------------------
                                         3/31/13                       3/31/12
--------------------------------------------------------------------------------
Net Assets                            $6.8 Million                  $5.9 Million
Net Asset Value Per Share                $13.91                        $13.50

LAST 12 MONTHS
Tax-Exempt Dividends Per Share           $0.494                        $0.546
Capital Gain Distributions Per Share        -                          $0.016

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/13
--------------------------------------------------------------------------------
     1 Year                                         Since Inception 8/01/10
      6.77%                                                  6.90%

--------------------------------------------------------------------------------
                         30-DAY SEC YIELD AS OF 3/31/13*
--------------------------------------------------------------------------------
      Subsidized       2.34%                       Unsubsidized       1.66%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 3/31/12**
--------------------------------------------------------------------------------
   Before Reimbursement     1.32%               After Reimbursement     0.85%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2012, and is calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through August 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.85% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after August 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

10  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day SEC Yield of 2.34% on 3/31/13, and assuming marginal federal tax
rates of:*                          28.00%      33.00%      35.00%      39.60%

A FULLY TAXABLE INVESTMENT MUST PAY: 3.25%       3.50%       3.60%       3.88%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2013 tax rates or rates in effect as of the issuance of this report.

*The above marginal rates do not incorporate 3.8% additional tax that was imposed on January 1, 2013, to "net investment income" for certain individuals, estates, and trusts.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA TAX EXEMPT LONG-TERM   LIPPER GENERAL MUNICIPAL   BARCLAYS MUNICIPAL
                      FUND ADVISER SHARES          DEBT FUNDS INDEX           BOND INDEX
07/31/10                   $10,000.00                 $10,000.00              $10,000.00
08/31/10                    10,257.04                  10,255.42               10,228.95
09/30/10                    10,277.14                  10,263.87               10,212.97
10/31/10                    10,250.63                  10,242.26               10,184.68
11/30/10                     9,937.52                   9,959.42                9,981.03
12/31/10                     9,674.00                   9,729.56                9,787.61
01/31/11                     9,520.42                   9,608.10                9,715.50
02/28/11                     9,692.41                   9,763.07                9,870.17
03/31/11                     9,651.06                   9,726.78                9,837.28
04/30/11                     9,825.30                   9,889.61               10,013.45
05/31/11                    10,068.87                  10,100.83               10,184.57
06/30/11                    10,146.23                  10,169.49               10,220.10
07/31/11                    10,279.94                  10,277.29               10,324.40
08/31/11                    10,397.24                  10,415.37               10,501.03
09/30/11                    10,606.89                  10,571.94               10,609.58
10/31/11                    10,575.95                  10,539.08               10,570.14
11/30/11                    10,628.49                  10,582.40               10,632.58
12/31/11                    10,844.06                  10,795.57               10,834.86
01/31/12                    11,181.59                  11,134.26               11,085.43
02/29/12                    11,226.23                  11,167.53               11,096.35
03/31/12                    11,189.08                  11,115.26               11,024.25
04/30/12                    11,314.94                  11,258.77               11,151.44
05/31/12                    11,441.29                  11,377.81               11,244.01
06/30/12                    11,443.58                  11,373.09               11,231.93
07/31/12                    11,628.25                  11,590.52               11,409.94
08/31/12                    11,674.32                  11,621.90               11,422.94
09/30/12                    11,739.01                  11,700.70               11,491.93
10/31/12                    11,798.62                  11,757.01               11,524.36
11/30/12                    12,022.84                  12,000.56               11,714.22
12/31/12                    11,869.22                  11,822.11               11,569.44
01/31/13                    11,952.59                  11,900.82               11,617.62
02/28/13                    11,996.18                  11,937.54               11,652.81
03/31/13                    11,944.96                  11,872.33               11,602.56

                                     [END CHART]

                  Data from 7/31/10 through 3/31/13.*

                  See pages 8 and 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Long-Term Fund Adviser Shares to the benchmarks.

*The performance of the Barclays Municipal Bond Index and the Lipper General Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

12  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                              o TOP 10 INDUSTRIES o
                                  AS OF 3/31/13
                                (% of Net Assets)

Hospital                                                                   22.1%
General Obligation                                                         12.4%
Education                                                                   9.5%
Special Assessment/Tax/Fee                                                  8.6%
Electric Utilities                                                          8.1%
Airport/Port                                                                4.8%
Appropriated Debt                                                           4.7%
Toll Roads                                                                  4.5%
Nursing/CCRC                                                                4.4%
Water/Sewer Utility                                                         3.0%

You will find a complete list of securities that the Fund owns on pages 19-34.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o PORTFOLIO RATINGS MIX -- 3/31/13 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                         5.5%
AA                                                                         24.5%
A                                                                          30.0%
BBB                                                                        27.2%
BELOW INVESTMENT-GRADE                                                      2.1%
UNRATED                                                                     4.4%
SHORT-TERM INVESTMENT-GRADE                                                 6.3%

                                 [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service (Moody's), Standard & Poor's Rating Services (S&P), Fitch Ratings Ltd. (Fitch), or Dominion Bond Rating Service Ltd. (Dominion), and includes any related credit enhancements (for a definition of "Credit Enhancements" see the Categories and Definitions section within the Portfolio of Investments). Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated", but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities within the Short-Term Investment-Grade ratings category are those that are ranked in the top two short-term credit ratings for the respective rating agency (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. The Below Investment-Grade ratings category includes both long-term and short-term securities. Ratings are subject to change.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 19-34.

================================================================================

14  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended March 31, 2013, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2014.

The net investment income (which excludes short-term capital gains) distributed by the Fund during the fiscal year ended March 31, 2013, was 100% tax-exempt for federal income tax purposes.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  15

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TAX EXEMPT LONG-TERM FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Tax Exempt Long-Term Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of March 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Tax Exempt Long-Term Fund at March 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 20, 2013

================================================================================

16  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

PORTFOLIO OF INVESTMENTS

March 31, 2013

--------------------------------------------------------------------------------

o CATEGORIES AND DEFINITIONS

  FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

  PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

  ADJUSTABLE-RATE NOTES -- similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as weekly, monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

  (INS)  Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: DEPFA Bank plc or Dexia Credit Local.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

  (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the Texas Permanent School Fund.

o PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

  CCD    Community College District
  EDA    Economic Development Authority
  EDC    Economic Development Corp.
  ETM    Escrowed to final maturity
  IDA    Industrial Development Authority/Agency
  IDB    Industrial Development Board
  IDC    Industrial Development Corp.
  ISD    Independent School District
  PRE    Prerefunded to a date prior to maturity
  USD    Unified School District

================================================================================

18  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

INVESTMENTS

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                                 COUPON       FINAL           VALUE
(000)       SECURITY                                                    RATE       MATURITY         (000)
---------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (89.2%)

            ALABAMA (0.7%)
$ 4,245     Chatom IDB (INS)                                            5.00%      8/01/2037   $    4,716
  2,500     Montgomery Medical Clinic Board                             4.75       3/01/2031        2,542
  2,500     Montgomery Medical Clinic Board                             4.75       3/01/2036        2,532
  7,000     Port Auth.                                                  6.00      10/01/2035        8,266
  2,000     Selma IDB                                                   5.80       5/01/2034        2,261
                                                                                               ----------
                                                                                                   20,317
                                                                                               ----------
            ARIZONA (2.4%)
  5,000     Apache County IDA                                           4.50       3/01/2030        5,182
  5,000     Goodyear                                                    5.63       7/01/2039        5,505
  6,000     Health Facilities Auth.                                     5.00       2/01/2042        6,358
  7,000     Maricopa County                                             5.00       6/01/2035        7,705
  3,500     Maricopa County                                             4.50       8/01/2042        3,573
  1,000     Phoenix Civic Improvement Corp.,
              5.50%, 7/01/2013 (INS)                                    4.65(a)    7/01/2029        1,199
  1,500     Phoenix Civic Improvement Corp.,
              5.50%, 7/01/2013 (INS)                                    4.66(a)    7/01/2030        1,801
  3,000     Pima County IDA                                             4.00       9/01/2029        3,010
  4,000     Pima County IDA                                             5.75       9/01/2029        4,220
  2,685     Pima County IDA                                             4.50       6/01/2030        2,805
  3,000     Pima County IDA                                             5.25      10/01/2040        3,274
  3,500     Scottsdale IDA                                              5.25       9/01/2030        3,522
  9,325     Univ. Medical Center Corp.                                  5.00       7/01/2035        9,688
  2,000     Yavapai County IDA                                          5.63       8/01/2033        2,129
  7,500     Yavapai County IDA                                          5.63       8/01/2037        7,956
                                                                                               ----------
                                                                                                   67,927
                                                                                               ----------
            ARKANSAS (0.1%)
  1,000     Dev. Finance Auth. (INS)                                    4.97(b)    7/01/2028          550
  1,165     Dev. Finance Auth. (INS)                                    4.98(b)    7/01/2029          607
  1,150     Dev. Finance Auth. (INS)                                    4.99(b)    7/01/2030          562
  2,500     Dev. Finance Auth. (INS)                                    5.03(b)    7/01/2036          836
                                                                                               ----------
                                                                                                    2,555
                                                                                               ----------
            CALIFORNIA (9.1%)
  1,000     Cerritos CCD                                                5.63(b)    8/01/2031          438
  2,500     Cerritos CCD                                                5.67(b)    8/01/2032        1,032
  2,175     Cerritos CCD                                                5.71(b)    8/01/2033          846
  1,000     Cerritos CCD                                                5.76(b)    8/01/2034          368
  1,500     Cerritos CCD                                                5.82(b)    8/01/2035          523

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                                 COUPON       FINAL           VALUE
(000)       SECURITY                                                    RATE       MATURITY         (000)
---------------------------------------------------------------------------------------------------------
$   2,200   Cerritos CCD                                                5.88%(b)   8/01/2036   $      728
    8,500   Coachella Valley USD (INS)                                  5.95(b)    8/01/2041       41,933
    6,700   Corona-Norco USD (INS)                                      5.50       8/01/2039        7,842
    3,000   El Camino CCD                                               5.08(b)    8/01/2034        1,191
    3,000   El Camino CCD                                               5.24(b)    8/01/2038          968
   10,000   El Monte Union High School District (INS)                   5.75(b)    6/01/2042        2,351
    2,500   Escondido Union High School District (INS)                  5.00       6/01/2037        2,691
    2,410   Golden State Tobacco Securitization (INS)                   4.56       6/01/2022        2,639
    5,000   Golden State Tobacco Securitization (INS)                   4.55       6/01/2023        5,495
    5,000   Indio Redevelopment Agency                                  5.25       8/15/2035        5,077
   17,025   Inland Empire Tobacco Securitization Auth.                  5.75       6/01/2026       16,609
    2,000   Jurupa Public Finance Auth. (INS)                           5.00       9/01/2033        2,153
    1,200   Los Alamitos USD, 5.95%, 8/01/2024                          5.95(a)    8/01/2034          728
    4,500   Los Alamitos USD, 6.05%, 8/01/2024                          6.05(a)    8/01/2042        2,664
    3,000   Monterey Peninsula USD (INS)                                5.50       8/01/2034        3,515
   15,000   Palomar Pomerado Health                                     5.13       8/01/2037       16,416
    1,860   Paramount USD                                               6.82(b)    8/01/2034          618
    2,000   Paramount USD                                               6.86(b)    8/01/2035          630
    2,750   Paramount USD                                               6.88(b)    8/01/2036          803
    2,750   Paramount USD                                               6.90(b)    8/01/2037          760
    6,000   Pollution Control Financing Auth.                           5.00      11/21/2045        6,153
    9,105   Public Works Board                                          5.00      11/01/2029        9,651
    2,500   Public Works Board                                          5.00      12/01/2029        2,768
    2,610   Public Works Board                                          5.00       4/01/2030        2,754
    2,000   Public Works Board                                          5.00      10/01/2030        2,216
    1,110   Public Works Board                                          5.00      10/01/2031        1,226
    2,000   Public Works Board                                          5.00      12/01/2031        2,198
    7,250   Public Works Board                                          5.00      11/01/2037        7,874
    3,000   Public Works Board                                          5.00       3/01/2038        3,263
    4,705   San Francisco City and County
               Redevelopment Financing Auth. (INS)                      4.88       8/01/2036        4,722
    3,000   San Marcos Schools Financing Auth. (INS)                    5.00       8/15/2040        3,265
   13,605   San Ysidro School District (INS)                            5.58(b)    8/01/2036        4,243
   14,285   San Ysidro School District (INS)                            5.64(b)    8/01/2037        4,198
   15,000   Santa Ana USD (INS)                                         5.45(b)    4/01/2029        6,938
    5,000   Southern California Public Power Auth.                      5.00       7/01/2040        5,628
    6,000   State                                                       5.25       2/01/2030        6,938
   24,700   State(c)                                                    4.50       8/01/2030       26,381
    5,000   State                                                       5.75       4/01/2031        5,909
    2,710   State (PRE)                                                 5.00       2/01/2032        2,755
    5,390   State                                                       5.00       2/01/2032        5,461
    6,000   State                                                       5.00      11/01/2032        6,643
    5,000   State                                                       5.00      12/01/2032        5,537

================================================================================

20  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                                 COUPON       FINAL           VALUE
(000)       SECURITY                                                    RATE       MATURITY         (000)
---------------------------------------------------------------------------------------------------------
$   8,000   State                                                       5.25%      4/01/2035   $    9,143
   15,710   State                                                       5.00       4/01/2042       17,206
   10,000   Statewide Communities Dev.Auth.                             5.00       4/01/2042       10,984
    8,885   Stockton USD (INS)                                          7.33(b)    8/01/2034        3,049
    2,500   Victor Elementary School District (INS)                     5.13       8/01/2034        2,786
    5,180   Washington Township Health Care Dist.                       5.25       7/01/2030        5,664
    5,000   Washington Township Health Care Dist.                       5.50       7/01/2038        5,503
                                                                                                ---------
                                                                                                  260,074
                                                                                                ---------
            COLORADO (2.1%)
    3,500   Denver Convention Center Hotel Auth. (INS)                  4.75      12/01/2035        3,602
    3,000   Denver Health and Hospital Auth. (PRE)                      6.25      12/01/2033        3,296
   15,765   Denver Health and Hospital Auth.                            4.75      12/01/2034       16,048
    2,000   E-470 Public Highway Auth.                                  5.38       9/01/2026        2,221
   10,000   E-470 Public Highway Auth. (INS)                            5.06(b)    9/01/2035        3,187
    1,000   Eagle Bend Metropolitan District No.2 (INS) (PRE)           5.25      12/01/2023        1,034
    3,500   Health Facilities Auth.                                     5.00       6/01/2029        3,646
    3,000   Health Facilities Auth.                                     5.25       6/01/2031        3,206
    2,000   Health Facilities Auth.                                     5.00       6/01/2035        2,074
    2,500   Health Facilities Auth.                                     5.25       6/01/2036        2,661
    2,000   Health Facilities Auth.                                     5.00      10/01/2042        2,181
    5,000   Health Facilities Auth.                                     5.00      12/01/2042        5,308
    8,250   State (INS) (PRE)                                           5.00      11/01/2030        9,214
    2,000   Vista Ridge Metropolitan District (INS)                     5.00      12/01/2036        1,873
                                                                                                ---------
                                                                                                   59,551
                                                                                                ---------
            CONNECTICUT (1.5%)
    2,500   Health and Educational Facilities Auth. (INS)               5.13       7/01/2030        2,535
    2,000   Health and Educational Facilities Auth.                     5.00       7/01/2035        2,189
   64,950   Mashantucket (Western) Pequot Tribe(d),(e)                  5.75       9/01/2027       30,354
    1,500   Mashantucket (Western) Pequot Tribe(d),(e)                  5.50       9/01/2028          701
    5,000   Mashantucket (Western) Pequot Tribe(d),(e)                  5.75       9/01/2034        2,337
    7,500   Mashantucket (Western) Pequot Tribe(d),(e)                  5.50       9/01/2036        3,506
                                                                                                ---------
                                                                                                   41,622
                                                                                                ---------
            Delaware (0.2%)
    4,000   EDA                                                         5.40       2/01/2031        4,481
                                                                                                ---------
            DISTRICT OF COLUMBIA (1.8%)
   12,870   Community Academy Public Charter School,
              Inc. (INS)                                                4.88       5/01/2037       12,006
    1,305   District of Columbia                                        5.00       7/01/2036        1,426
    1,500   District of Columbia                                        5.00       7/01/2042        1,626
    7,500   Metropolitan Washington Airports Auth.                      5.13      10/01/2034        8,509
    5,000   Metropolitan Washington Airports Auth.                      5.00      10/01/2039        5,584

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                                 COUPON       FINAL           VALUE
(000)       SECURITY                                                    RATE       MATURITY         (000)
---------------------------------------------------------------------------------------------------------
  $10,000   Metropolitan Washington Airports Auth.                      5.63%     10/01/2039   $   11,660
   10,000   Washington Convention & Sports Auth.                        5.00      10/01/2040       10,707
                                                                                               ----------
                                                                                                   51,518
                                                                                               ----------
            FLORIDA (10.9%)
    2,000   Brevard County Health Facilities Auth.                      7.00       4/01/2039        2,444
   20,000   Brevard County School Board (INS)(c)                        5.00       7/01/2032       21,923
    1,500   Broward County                                              5.25      10/01/2034        1,728
      350   Broward County School Board (INS)                           5.25       7/01/2027          391
   10,000   Broward County School Board (INS)                           5.00       7/01/2032       10,906
    2,000   Clearwater                                                  5.25      12/01/2039        2,253
    5,675   Department of Children and Family Services                  5.00      10/01/2025        6,189
    1,500   Escambia County                                             6.25      11/01/2033        1,727
    1,000   Escambia County Housing Finance Auth. (INS)                 5.75       6/01/2031        1,123
    3,950   Gainesville                                                 5.25      10/01/2034        4,602
    1,000   Hialeah Gardens Health Care Facilities Auth.
             (LOC - SunTrust Bank)                                      5.00       8/15/2037        1,030
    3,500   Highlands County Health Facilities Auth.                    5.00      11/15/2031        3,765
      625   Hillsborough County (INS)                                   5.13       3/01/2020          627
    2,270   Jacksonville                                                5.00      10/01/2029        2,600
    5,750   Jacksonville Economic Dev.Commission                        5.00      11/15/2036        6,144
    2,355   Jacksonville Health Facilities Auth.                        5.25      11/15/2032        2,386
    4,000   JEA Water & Sewer System                                    5.00      10/01/2039        4,463
    4,000   Lake County School Board (INS) (PRE)                        5.00       7/01/2029        4,236
      500   Lakeland Educational Facility                               5.00       9/01/2037          536
    1,000   Lakeland Educational Facility                               5.00       9/01/2042        1,075
    4,000   Lee County IDA                                              5.75      10/01/2042        4,197
    1,500   Miami (INS)                                                 5.00      10/01/2034        1,613
   13,125   Miami (INS)                                                 5.25       7/01/2035       14,404
    4,000   Miami (INS)                                                 5.25       7/01/2039        4,350
    2,000   Miami Beach                                                 5.00       9/01/2040        2,178
    6,875   Miami-Dade County                                           5.00      10/01/2029        7,707
    3,950   Miami-Dade County                                           5.00      10/01/2034        4,400
   23,205   Miami-Dade County                                           5.38      10/01/2035       26,236
    2,500   Miami-Dade County                                           5.00      10/01/2037        2,755
    5,000   Miami-Dade County                                           5.00       7/01/2040        5,385
    3,000   Miami-Dade County Facilities Auth.                          5.00       4/01/2042        3,333
    5,000   Miami-Dade County School Board (INS)                        5.25       2/01/2027        5,574
    5,000   Miami-Dade County School Board (INS)                        5.00       5/01/2033        5,517
    2,500   Municipal Loan Council (INS)                                5.25      10/01/2033        2,821
    5,000   Orange County (INS)                                         5.00      10/01/2031        5,498
    3,000   Orange County Health Facilities Auth.                       5.25      10/01/2035        3,366
   10,000   Orange County Health Facilities Auth.                       4.75      11/15/2036       10,345
    6,255   Orange County Health Facilities Auth.                       5.13      11/15/2039        6,671

================================================================================

22  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                                 COUPON       FINAL           VALUE
(000)       SECURITY                                                    RATE       MATURITY         (000)
---------------------------------------------------------------------------------------------------------
$   8,000   Orange County Health Facilities Auth.                       5.00%     10/01/2042   $    8,723
   12,170   Orange County School Board (INS)                            5.00       8/01/2031       13,338
    5,000   Orange County School Board (INS)                            5.00       8/01/2032        5,609
   10,000   Orange County School Board (INS)                            5.50       8/01/2034       11,400
    6,000   Orlando-Orange County Expressway Auth.                      5.00       7/01/2035        6,598
    2,000   Orlando-Orange County Expressway Auth.                      5.00       7/01/2035        2,199
   10,000   Palm Beach County                                           5.00      10/01/2031       11,304
    1,000   Pinellas County Educational Facilities Auth.                5.00      10/01/2027        1,094
    1,000   Pinellas County Educational Facilities Auth.                5.25      10/01/2030        1,102
    3,650   Pinellas County Educational Facilities Auth.                6.00      10/01/2041        4,130
    4,000   Polk County Utility Systems (INS)                           5.00      10/01/2030        4,212
    4,000   Port St.Lucie Utility System (INS)                          4.64(b)    9/01/2032        1,653
    4,000   Port St.Lucie Utility System (INS)                          4.65(b)    9/01/2033        1,572
    1,000   Sarasota County Public Hospital District                    5.63       7/01/2039        1,101
    5,000   South Miami Health Facilities Auth.                         4.63       8/15/2029        5,267
    3,000   St.Petersburg Health Facilities Auth.                       6.50      11/15/2039        3,547
      600   State Higher Educational Facility                           5.00       4/01/2032          653
    1,500   State Higher Educational Facility                           5.25       4/01/2042        1,641
    3,400   Sumter County (INS)                                         5.00       6/01/2036        3,692
    2,200   Tampa Housing Auth.                                         4.85       7/01/2036        2,289
   10,000   Tampa-Hillsborough County Expressway Auth.                  5.00       7/01/2037       11,123
    2,350   Volusia County Educational Facilities Auth. (INS)           5.00      10/15/2029        2,578
    8,350   Volusia County School Board (INS)                           5.00       8/01/2031        8,611
    1,165   West Palm Beach Community Redevelopment Agency              5.00       3/01/2029        1,205
                                                                                               ----------
                                                                                                  311,139
                                                                                               ----------
            GEORGIA (1.7%)
   10,000   Albany-Dougherty County Hospital Auth.                      4.00      12/01/2042        9,991
    3,500   Atlanta Airport                                             5.00       1/01/2035        3,848
   10,000   Burke County Dev.Auth.                                      7.00       1/01/2023       11,792
    4,000   Dahlonega Downtown Dev.Auth. (INS)                          5.00       7/01/2040        4,426
    4,000   Glynn-Brunswick Memorial Hospital Auth.                     5.63       8/01/2034        4,472
    1,600   Private Colleges & Universities Auth.                       5.00      10/01/2032        1,735
   10,000   Savannah EDA                                                6.15       3/01/2017       11,144
    1,000   Thomasville Hospital Auth.                                  5.25      11/01/2035        1,091
    1,250   Thomasville Hospital Auth.                                  5.38      11/01/2040        1,374
                                                                                               ----------
                                                                                                   49,873
                                                                                               ----------
            HAWAII (0.2%)
    6,000   State                                                       6.50       7/01/2039        7,016
                                                                                               ----------
            IDAHO (0.1%)
    1,500   Health Facilities Auth. (INS)                               5.00       7/01/2035        1,644
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                                 COUPON       FINAL           VALUE
(000)       SECURITY                                                    RATE       MATURITY         (000)
---------------------------------------------------------------------------------------------------------
            ILLINOIS (7.8%)
$     520   Chicago (INS)                                               5.25%      1/01/2029   $      536
    4,371   Chicago                                                     6.75      12/01/2032        4,478
    5,000   Chicago-O'Hare International Airport                        5.75       1/01/2039        5,808
    2,000   Finance Auth.                                               5.00       4/01/2026        2,031
    5,000   Finance Auth.                                               5.50       8/15/2028        5,493
    2,500   Finance Auth. (INS)                                         5.75      11/01/2028        2,816
    5,000   Finance Auth.                                               7.25      11/01/2030        6,322
    4,500   Finance Auth.                                               5.00       4/01/2031        4,504
    7,565   Finance Auth.                                               5.50       4/01/2032        7,990
    8,000   Finance Auth.                                               6.00      10/01/2032        9,371
   14,875   Finance Auth.                                               4.50      11/15/2032       15,066
    5,000   Finance Auth.                                               5.75      10/01/2035        5,432
    7,000   Finance Auth.                                               5.00       4/01/2036        6,934
   20,000   Finance Auth.                                               5.38       8/15/2039       21,353
    1,205   Finance Auth.                                               5.25      10/01/2039        1,270
    2,500   Housing Dev.Auth.                                           4.85       1/01/2037        2,577
    5,000   Metropolitan Pier and Exposition Auth. (INS)                5.50       6/15/2020        5,795
    2,500   Metropolitan Pier and Exposition Auth. (INS)                5.55       6/15/2021        2,881
   10,000   Railsplitter Tobacco Settlement Auth.                       5.50       6/01/2023       12,043
   23,980   Regional Transportation Auth. (INS)                         5.75       6/01/2020       29,933
   37,550   Regional Transportation Auth. (INS)                         6.50       7/01/2030       51,780
    3,000   Schaumburg (INS)                                            5.25      12/01/2034        3,202
    1,500   State                                                       1.50       6/15/2021        1,506
    1,000   Univ.of Illinois                                            5.13       4/01/2036        1,105
    7,676   Village of Gilberts (INS)                                   4.75       3/01/2030        7,805
    1,710   Village of Montgomery Kane and Kendall Counties (INS)       4.70       3/01/2030        1,712
    1,500   Village of Round Lake (INS)                                 4.70       3/01/2033        1,530
                                                                                               ----------
                                                                                                  221,273
                                                                                               ----------
            INDIANA (1.0%)
    3,440   Finance Auth.                                               5.00      10/01/2033        3,644
    5,000   Finance Auth.                                               5.00       6/01/2039        5,308
    4,000   Finance Auth.                                               5.00       5/01/2042        4,355
    6,000   Indianapolis (INS)                                          5.50       1/01/2038        6,729
    7,500   Rockport (INS)                                              4.63       6/01/2025        8,053
                                                                                               ----------
                                                                                                   28,089
                                                                                               ----------
            IOWA (0.3%)
    5,000   Finance Auth. (INS)                                         4.75      12/01/2031        5,005
    5,000   Finance Auth. (INS)                                         5.00      12/01/2039        5,014
                                                                                               ----------
                                                                                                   10,019
                                                                                               ----------

================================================================================

24  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                                 COUPON       FINAL           VALUE
(000)       SECURITY                                                    RATE       MATURITY         (000)
---------------------------------------------------------------------------------------------------------
            KANSAS (0.9%)
$   9,000   Burlington (INS)                                            4.85%      6/01/2031   $    9,349
   17,485   Wyandotte County                                            6.07(b)    6/01/2021       11,593
    3,415   Wyandotte County                                            5.00       9/01/2032        3,886
                                                                                               ----------
                                                                                                   24,828
                                                                                               ----------
            KENTUCKY (0.5%)
    1,000   Economic Dev.Finance Auth. (INS)                            6.00      12/01/2033        1,099
    4,000   Economic Dev.Finance Auth. (INS)                            6.00      12/01/2038        4,344
    5,000   Municipal Power Agency (INS)                                5.00       9/01/2037        5,381
    2,000   Owen County                                                 6.25       6/01/2039        2,232
                                                                                               ----------
                                                                                                   13,056
                                                                                               ----------
            LOUISIANA (1.9%)
    2,500   Lafayette Public Trust Financing Auth. (INS)                5.50      10/01/2035        2,827
    3,750   Local Government Environmental Facilities and
             Community Dev.Auth.                                        6.50       8/01/2029        4,450
   25,000   Parish of St.John the Baptist                               5.13       6/01/2037       26,504
   10,000   Public Facilities Auth.                                     5.00       6/01/2030       10,759
    7,450   Public Facilities Auth.                                     5.00       7/01/2042        8,163
    2,000   Stadium and Exposition District                             5.00       7/01/2036        2,237
                                                                                               ----------
                                                                                                   54,940
                                                                                               ----------
            MARYLAND (0.7%)
    2,500   EDC                                                         6.20       9/01/2022        3,073
    5,000   Health and Higher Educational Facilities Auth.              5.75       1/01/2033        5,431
    1,700   Health and Higher Educational Facilities Auth.              5.00       7/01/2037        1,870
    6,000   Health and Higher Educational Facilities Auth.              5.75       1/01/2038        6,476
    3,000   Health and Higher Educational Facilities Auth.              4.00       7/01/2038        2,932
                                                                                               ----------
                                                                                                   19,782
                                                                                               ----------
            MASSACHUSETTS (0.9%)
    2,000   Dev.Finance Agency (INS)                                    5.25       3/01/2026        2,102
    2,000   Dev.Finance Agency (INS)                                    5.00       3/01/2036        2,052
   10,000   Health and Educational Facilities Auth.                     6.25       7/01/2030       11,481
    3,500   Health and Educational Facilities Auth.                     5.00       7/15/2032        3,541
    1,250   Health and Educational Facilities Auth.                     5.00       7/01/2033        1,301
      500   Health and Educational Facilities Auth.                     5.00       7/15/2037          504
    5,000   School Building Auth. (INS)                                 4.75       8/15/2032        5,543
                                                                                               ----------
                                                                                                   26,524
                                                                                               ----------
            MICHIGAN (1.2%)
   59,395   Building Auth. (INS)                                        5.01(b)   10/15/2030       25,909
    4,500   Lansing Board of Water & Light                              5.00       7/01/2037        5,082
    3,000   Strategic Fund                                              5.63       7/01/2020        3,702
                                                                                               ----------
                                                                                                   34,693
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                                 COUPON       FINAL           VALUE
(000)       SECURITY                                                    RATE       MATURITY         (000)
---------------------------------------------------------------------------------------------------------
            MINNESOTA (0.6%)
$   4,000   Chippewa County                                             5.50%      3/01/2037   $    4,168
    6,952   Higher Education Facilities Auth., acquired
             8/28/2006;cost $7,039(d),(f)                               5.43       8/28/2031        7,233
    2,500   Higher Education Facilities Auth.                           5.00      10/01/2039        2,762
    3,000   St.Louis Park                                               5.75       7/01/2030        3,357
                                                                                               ----------
                                                                                                   17,520
                                                                                               ----------
            MISSISSIPPI (0.5%)
    1,000   Hospital Equipment and Facilities Auth.                     5.25      12/01/2026        1,038
    8,750   Warren County                                               4.80       8/01/2030        8,776
    3,000   Warren County                                               5.38      12/01/2035        3,301
                                                                                               ----------
                                                                                                   13,115
                                                                                               ----------
            MISSOURI (1.6%)
   25,000   Cape Girardeau County IDA                                   5.00       6/01/2036       25,465
    1,000   Cape Girardeau County IDA                                   5.75       6/01/2039        1,118
    8,000   Cass County                                                 5.63       5/01/2038        8,194
    2,000   Dev.Finance Board                                           5.00       6/01/2035        2,048
    7,500   Health and Educational Facilities Auth.                     5.50      11/15/2033        8,307
                                                                                               ----------
                                                                                                   45,132
                                                                                               ----------
            MONTANA (0.4%)
    6,500   Forsyth (INS)                                               4.65       8/01/2023        7,099
    5,000   Forsyth                                                     5.00       5/01/2033        5,666
                                                                                               ----------
                                                                                                   12,765
                                                                                               ----------
            NEBRASKA (0.3%)
    2,250   Douglas County Hospital Auth.                               6.13       8/15/2031        2,511
    5,000   Lincoln County Hospital Auth.                               5.00      11/01/2042        5,381
                                                                                                    7,892
            NEVADA (1.8%)
    3,000   Carson City                                                 5.00       9/01/2033        3,282
    4,000   Clark County (INS)                                          5.00       7/01/2026        4,588
   11,000   Clark County                                                5.13       7/01/2034       12,252
    5,000   Clark County (INS)                                          5.25       7/01/2039        5,581
   12,410   Clark County EDC                                            5.00       5/15/2029       13,544
   10,420   Truckee Meadows Water Auth. (INS)                           4.88       7/01/2034       11,136
                                                                                               ----------
                                                                                                   50,383
                                                                                               ----------
            NEW JERSEY (1.5%)
    3,000   Camden County Improvement Auth.                             5.75       2/15/2034        3,151
    6,000   EDA                                                         5.00       9/01/2024        7,035
    2,000   EDA                                                         5.00       6/15/2028        2,234

================================================================================

26  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                                 COUPON       FINAL           VALUE
(000)       SECURITY                                                    RATE       MATURITY         (000)
---------------------------------------------------------------------------------------------------------
$   1,500   Health Care Facilities Financing Auth.                      4.00%      7/01/2026   $    1,595
   11,500   Health Care Facilities Financing Auth.                      5.00       7/01/2029       12,042
   15,000   Health Care Facilities Financing Auth.                      5.63       7/01/2032       16,918
                                                                                               ----------
                                                                                                   42,975
                                                                                               ----------
            NEW MEXICO (1.4%)
   32,380   Farmington                                                  4.88       4/01/2033       33,414
    5,000   Farmington                                                  5.90       6/01/2040        5,541
                                                                                               ----------
                                                                                                   38,955
                                                                                               ----------
            NEW YORK (3.6%)
    2,040   Buffalo and Erie County Industrial Land Dev. Corp.          5.38      10/01/2041        2,310
   19,065   Dormitory Auth.                                             6.00       8/15/2016       20,703
    2,040   Dormitory Auth.                                             5.25       7/01/2024        2,246
    2,250   Dormitory Auth.                                             5.25       7/01/2029        2,386
   16,130   Liberty Dev. Corp.                                          5.25      10/01/2035       18,905
    2,000   Long Island Power Auth.                                     5.75       4/01/2039        2,369
    5,000   Metropolitan Transportation Auth.                           3.55(b)   11/15/2032        2,419
    5,000   Metropolitan Transportation Auth.                           5.00      11/15/2042        5,516
    5,000   Metropolitan Transportation Auth.                           5.00      11/15/2043        5,538
        5   New York City                                               5.30      12/01/2018            5
       60   New York City                                               5.88       8/01/2019           61
    5,000   New York City                                               5.13      12/01/2028        5,774
    1,500   New York City Municipal Water Finance Auth.                 5.00       6/15/2037        1,666
    7,500   New York City Transitional Finance Auth.                    5.00       1/15/2034        8,380
    5,000   Thruway Auth.                                               5.00       1/01/2042        5,496
    5,000   Triborough Bridge and Tunnel Auth.                          3.62(b)   11/15/2031        2,417
   10,000   Triborough Bridge and Tunnel Auth.                          5.00      11/15/2031       11,053
    3,000   Triborough Bridge and Tunnel Auth.                          3.66(b)   11/15/2032        1,376
    2,500   Triborough Bridge and Tunnel Auth.                          3.70(b)   11/15/2032        1,211
    2,000   Troy Capital Resource Corp.                                 5.00       9/01/2030        2,237
                                                                                               ----------
                                                                                                  102,068
                                                                                               ----------
            NORTH CAROLINA (1.1%)
      645   Capital Facilities Finance Agency                           5.00       3/01/2034          693
   10,000   Capital Facilities Finance Agency                           4.63      11/01/2040       10,624
    3,750   Charlotte-Mecklenberg Hospital Auth.                        5.25       1/15/2034        4,182
    5,000   Columbus County Industrial Facilities & Pollution
             Control Financing Auth.                                    6.25      11/01/2033        5,757
    5,250   State Medical Care Commission                               5.00       7/01/2033        5,445
    4,000   Wake County Industrial Facilities and Pollution
             Control Financing Auth.                                    5.38       2/01/2017        4,031
                                                                                               ----------
                                                                                                   30,732
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                                 COUPON       FINAL           VALUE
(000)       SECURITY                                                    RATE       MATURITY         (000)
---------------------------------------------------------------------------------------------------------
            NORTH DAKOTA (0.7%)
$   4,685   Fargo                                                       6.25%     11/01/2031   $    5,816
    5,000   Grand Forks                                                 5.00      12/01/2032        5,399
    5,000   Grand Forks                                                 5.00      12/01/2035        5,392
    2,500   McLean County                                               4.88       7/01/2026        2,711
    1,685   Williams County                                             5.00      11/01/2026        1,727
                                                                                               ----------
                                                                                                   21,045
                                                                                               ----------
            OHIO (1.7%)
    6,000   Air Quality Dev.Auth.                                       5.70       8/01/2020        7,169
   20,000   Buckeye Tobacco Settlement Financing Auth.                  5.88       6/01/2030       18,102
   10,000   Buckeye Tobacco Settlement Financing Auth.                  5.75       6/01/2034        8,932
    1,000   Cleveland (INS)                                             5.00       1/01/2031        1,122
    4,640   Higher Education Facility Commission (INS)                  5.00       5/01/2036        4,653
    2,000   Lake County                                                 5.63       8/15/2029        2,221
    5,720   Lorain County                                               5.25       2/01/2021        5,729
                                                                                               ----------
                                                                                                   47,928
                                                                                               ----------
            OKLAHOMA (2.9%)
   14,705   Chickasaw Nation(d)                                         6.00      12/01/2025       16,413
   13,125   Chickasaw Nation(d)                                         6.25      12/01/2032       14,738
   20,760   Comanche County Hospital Auth.                              5.00       7/01/2032       22,327
    4,500   Municipal Power Auth. (INS)                                 4.50       1/01/2047        4,583
    7,500   Norman Regional Hospital Auth. (INS)                        5.50       9/01/2023        7,533
    3,100   Norman Regional Hospital Auth.                              5.38       9/01/2029        3,216
    8,695   Norman Regional Hospital Auth.                              5.38       9/01/2036        8,978
    1,000   Oklahoma County Finance Auth.                               5.00       4/01/2033        1,019
    2,675   Tulsa Industrial Auth.                                      5.00      10/01/2037        2,801
                                                                                               ----------
                                                                                                   81,608
                                                                                               ----------
            OREGON (0.1%)
    1,660   Keizer                                                      5.20       6/01/2031        1,746
                                                                                               ----------
            PENNSYLVANIA (1.0%)
      750   Allegheny County Higher Education Building Auth.            5.50       3/01/2031          872
      930   Allegheny County IDA                                        5.13       9/01/2031          936
    4,000   Allegheny County Sanitary Auth. (INS)                       5.00       6/01/2040        4,467
    5,000   Dauphin County                                              5.00       6/01/2042        5,335
    7,000   Economic Development Financing Auth.                        4.00      10/01/2023        7,584
    1,870   Erie Parking Auth. (INS)                                    5.13       9/01/2032        2,123
    2,295   Erie Parking Auth. (INS)                                    5.20       9/01/2035        2,608
      550   Montgomery County IDA                                       5.00      11/15/2029          594
    3,200   Washington County IDA                                       5.00      11/01/2036        3,471
                                                                                               ----------
                                                                                                   27,990
                                                                                               ----------

================================================================================

28  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                                 COUPON       FINAL           VALUE
(000)       SECURITY                                                    RATE       MATURITY         (000)
---------------------------------------------------------------------------------------------------------
            PUERTO RICO (0.2%)
$   3,735   Commonwealth (INS)                                          5.00%      7/01/2035   $    3,732
    2,000   Industrial, Tourist, Educational, Medical,
             Environmental Control Facilities Financing Auth.           5.38       4/01/2042        2,018
                                                                                               ----------
                                                                                                    5,750
                                                                                               ----------
            RHODE ISLAND (1.0%)
    5,700   EDC (INS)                                                   5.00       7/01/2031        5,871
   12,185   EDC (INS)                                                   5.00       7/01/2036       12,480
     4975   Housing and Mortgage Finance Corp.                          6.85      10/01/2024          978
    9,950   Housing and Mortgage Finance Corp.                          4.85       4/01/2033       10,204
                                                                                               ----------
                                                                                                   29,533
                                                                                               ----------
            SOUTH CAROLINA (0.6%)
    5,000   Georgetown County                                           5.70       4/01/2014        5,204
    2,250   Greenwood County                                            5.38      10/01/2039        2,506
   10,000   Jobs EDA (INS)                                              4.60       4/01/2027       10,070
                                                                                               ----------
                                                                                                   17,780
                                                                                               ----------
            SOUTH DAKOTA (0.5%)
      500   Educational Enhancement Funding Corp.                       5.00       6/01/2027          578
    2,500   Health and Educational Facilities Auth.                     5.25      11/01/2027        2,583
    2,500   Health and Educational Facilities Auth.                     5.25      11/01/2029        2,772
    3,000   Health and Educational Facilities Auth.                     5.25       7/01/2038        3,225
    4,000   Health and Educational Facilities Auth.                     5.00       7/01/2042        4,327
                                                                                               ----------
                                                                                                   13,485
                                                                                               ----------
            TENNESSEE (1.2%)
    4,240   Jackson                                                     5.50       4/01/2033        4,749
    3,000   Johnson City Health and Educational Facilities Board        5.50       7/01/2031        3,184
    5,000   Johnson City Health and Educational Facilities Board        5.50       7/01/2036        5,282
    2,000   Johnson City Health and Educational Facilities Board        5.00       8/15/2042        2,171
    4,155   Knox County Health, Educational and Housing
             Facilities Board                                           5.02(b)    1/01/2036        1,362
    4,000   Knox County Health, Educational and Housing
             Facilities Board                                           5.03(b)    1/01/2037        1,244
    3,765   Shelby County Health, Educational and Housing
             Facilities Board                                           5.00       5/01/2042        4,151
   11,075   Sullivan County Health Educational & Housing
             Facilities Board                                           5.25       9/01/2036       11,789
                                                                                               ----------
                                                                                                   33,932
                                                                                               ----------
            TEXAS (16.5%)
   19,500   Bell County Health Facilities Dev. Corp. (ETM)              6.50       7/01/2019       24,231
    1,520   Bexar County                                                5.00       7/01/2033        1,577

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                                 COUPON       FINAL           VALUE
(000)       SECURITY                                                    RATE       MATURITY         (000)
---------------------------------------------------------------------------------------------------------
$   1,795   Bexar County                                                5.00%      7/01/2037   $    1,856
    6,000   Central Texas Regional Mobility Auth.                       5.75       1/01/2031        6,992
    5,000   Cypress-Fairbanks ISD (NBGA)                                5.00       2/15/2035        5,628
    4,000   Dallas-Fort Worth International Airport Facilities Auth.    5.00      11/01/2035        4,449
   12,100   Denton ISD (NBGA)                                           5.16(b)    8/15/2028        6,125
   13,885   Denton ISD (NBGA)                                           5.18(b)    8/15/2029        6,654
   11,220   Denton ISD (NBGA)                                           5.20(b)    8/15/2030        5,091
   15,645   Denton ISD (NBGA)                                           5.22(b)    8/15/2031        6,715
    5,000   Duncanville ISD (NBGA)                                      4.63       2/15/2029        5,251
    2,240   Eagle Mountain-Saginaw ISD (NBGA)                           4.50       8/15/2033        2,348
    9,155   Ennis ISD (NBGA)                                            4.70(b)    8/15/2034        3,483
    9,155   Ennis ISD (NBGA)                                            4.71(b)    8/15/2035        3,315
    9,000   Fort Worth                                                  6.00       3/01/2029       10,474
    8,085   Fort Worth                                                  6.25       3/01/2033        9,444
    3,990   Guadalupe-Blanco River Auth. (INS)                          5.00       5/15/2039        4,324
    3,000   Harlandale ISD (NBGA)                                       4.75       8/15/2036        3,251
   20,100   Harris County (PRE)                                         4.75      10/01/2031       23,056
    4,900   Harris County                                               4.75      10/01/2031        5,442
    4,000   Harris County Education Facilities Finance Corp.            5.25      10/01/2029        4,617
   13,000   Harris County Education Facilities Finance Corp.(g)         5.00      12/01/2035       14,258
    3,000   Harris County Education Facilities Finance Corp.            5.00       6/01/2038        3,183
    1,500   Harris County Health Facilities Dev. Corp. (PRE)            7.25      12/01/2035        2,002
    7,000   Harris County IDC                                           5.00       2/01/2023        7,801
    2,660   Hopkins County Hospital District                            5.75       2/15/2028        2,739
   12,500   Houston Airport System                                      5.50       7/01/2034       14,426
   22,000   Houston ISD (NBGA)                                          5.00       2/15/2033       24,586
    5,000   Irving ISD (NBGA)                                           5.38(b)    2/15/2028        2,499
   22,000   Judson ISD (NBGA)(c)                                        4.50       2/01/2035       23,200
    3,000   Laredo CCD (INS)                                            5.25       8/01/2035        3,355
   10,350   Lower Colorado River Auth. (INS)                            5.00       5/15/2031       10,385
    5,300   Matagorda County                                            6.30      11/01/2029        6,216
    4,235   Mesquite Health Facilities Dev. Corp.                       5.63       2/15/2035        4,333
      780   Midlothian Dev.Auth.                                        5.13      11/15/2026          785
    5,000   North Fort Bend Water Auth.                                 5.00      12/15/2036        5,502
    3,000   North Texas Tollway Auth.                                   5.63       1/01/2028        3,452
    5,000   North Texas Tollway Auth.                                   5.63       1/01/2033        5,703
   15,000   North Texas Tollway Auth.                                   5.63       1/01/2033       17,108
   15,000   North Texas Tollway Auth.                                   5.75       1/01/2033       16,968
    3,000   North Texas Tollway Auth.                                   7.55(b)    9/01/2037          865
   12,500   North Texas Tollway Auth.                                   5.75       1/01/2040       14,248
    5,490   Red River Education Finance Corp.                           4.38       3/15/2027        5,901
    1,000   San Leanna Education Facilities Corp.                       5.13       6/01/2026        1,060
    1,815   San Leanna Education Facilities Corp.                       5.13       6/01/2027        1,915
    6,025   San Leanna Education Facilities Corp.                       4.75       6/01/2032        6,172

================================================================================

30  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                                 COUPON       FINAL           VALUE
(000)       SECURITY                                                    RATE       MATURITY         (000)
---------------------------------------------------------------------------------------------------------
$   2,395   San Leanna Education Facilities Corp.                       5.13%      6/01/2036   $    2,476
    7,205   Schertz - Cibolo - Universal City ISD (NBGA)                5.09(b)    2/01/2033        2,814
    6,200   Schertz - Cibolo - Universal City ISD (NBGA)                5.11(b)    2/01/2035        2,179
   18,530   State Turnpike Auth. (INS)                                  5.25(b)    8/15/2030        8,456
    1,100   Tarrant County Cultural Education Facilities
              Finance Corp.                                             6.00      11/15/2026        1,173
    6,315   Tarrant County Cultural Education Facilities
              Finance Corp.                                             5.63      11/15/2027        6,608
    2,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                             5.00       8/15/2033        2,266
    4,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                             6.00      11/15/2036        4,243
   15,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                             5.13       5/15/2037       15,077
    4,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                             5.75      11/15/2037        4,144
    5,000   Transportation Commission                                   4.50       4/01/2033        5,456
    5,700   Transportation Commission                                   4.00       8/15/2038        5,588
    4,595   Tyler Health Facilities Dev. Corp. (PRE)                    5.75       7/01/2027        4,657
   22,000   Tyler Health Facilities Dev. Corp.                          5.25      11/01/2032       23,624
   10,000   Tyler Health Facilities Dev. Corp.                          5.00       7/01/2033       10,627
    8,585   Tyler Health Facilities Dev. Corp. (PRE)                    5.75       7/01/2033        8,701
    1,230   Tyler Health Facilities Dev. Corp.                          5.38      11/01/2037        1,317
    1,000   Uptown Dev.Auth.                                            5.50       9/01/2029        1,115
    3,000   Weatherford ISD (NBGA)                                      4.83(b)    2/15/2027        1,674
    2,500   Weatherford ISD (NBGA)                                      4.84(b)    2/15/2028        1,321
    6,360   West Harris County Regional Water Auth. (INS)               4.70      12/15/2030        6,813
    4,770   Wood County Central Hospital District                       6.00      11/01/2041        5,456
                                                                                               ----------
                                                                                                  468,770
                                                                                               ----------
            VIRGINIA (1.4%)
   11,280   College Building Auth.                                      5.00       6/01/2026       11,746
    5,000   College Building Auth.                                      5.00       6/01/2029        5,181
      880   College Building Auth. (PRE)                                5.00       6/01/2036        1,003
    3,120   College Building Auth.                                      5.00       6/01/2036        3,198
    1,448   Farms of New Kent Community Dev.Auth.(h)                    5.13       3/01/2036          780
    8,665   Farms of New Kent Community Dev.Auth.(h)                    5.45       3/01/2036        4,668
    2,000   Farms of New Kent Community Dev.Auth.(h)                    5.80       3/01/2036        1,077
    1,300   Lewistown Commerce Center Community Dev.Auth.               5.75       3/01/2019          553
   10,875   Lewistown Commerce Center Community Dev.Auth.               6.05       3/01/2027        4,623
    5,000   Small Business Financing Auth.                              5.25       9/01/2037        5,186
    2,452   Watkins Centre Community Dev.Auth.                          5.40       3/01/2020        2,401
                                                                                               ----------
                                                                                                   40,416
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                                 COUPON       FINAL           VALUE
(000)       SECURITY                                                    RATE       MATURITY         (000)
---------------------------------------------------------------------------------------------------------
            WASHINGTON (0.1%)
$   2,500   Health Care Facilities Auth. (INS)                          6.00%      8/15/2039   $    2,885
                                                                                               ----------
            WEST VIRGINIA (0.3%)
    2,000   EDA                                                         5.38      12/01/2038        2,188
    2,500   Univ.Board of Governors (INS) (PRE)                         5.00      10/01/2027        2,678
    2,500   Univ.Board of Governors (INS) (PRE)                         5.00      10/01/2028        2,678
                                                                                               ----------
                                                                                                    7,544
                                                                                               ----------
            WISCONSIN (1.8%)
    5,000   Health & Educational Facilities Auth.                       5.75      11/15/2030        5,889
    3,000   Health & Educational Facilities Auth.                       5.00       8/15/2032        3,320
    3,500   Health & Educational Facilities Auth.                       4.00      10/01/2032        3,654
   10,600   Health & Educational Facilities Auth.                       5.38       2/15/2034       11,111
    2,500   Health & Educational Facilities Auth.                       5.38       8/15/2037        2,774
    3,000   Health & Educational Facilities Auth.                       5.00       4/01/2042        3,314
    8,500   Health & Educational Facilities Auth.                       5.00      11/15/2044        9,276
    7,800   Kaukauna (INS)                                              5.00      12/15/2035        8,577
    2,725   Platteville Redevelopment Auth.                             5.00       7/01/2042        2,863
                                                                                               ----------
                                                                                                   50,778
                                                                                               ----------
            WYOMING (0.4%)
    2,360   Municipal Power Agency                                      5.50       1/01/2033        2,678
    2,300   Municipal Power Agency                                      5.50       1/01/2038        2,610
    6,000   Sweetwater County                                           5.25       7/15/2026        6,764
                                                                                               ----------
                                                                                                   12,052
                                                                                               ----------
            Total Fixed-Rate Instruments (cost: $2,391,193)                                     2,535,700
                                                                                               ----------

            PUT BONDS (3.6%)
            ARIZONA (1.2%)
   20,000   Health Facilities Auth.                                     1.97(i)    2/01/2048       20,101
   12,500   Maricopa County                                             6.00       5/01/2029       13,131
                                                                                               ----------
                                                                                                   33,232
                                                                                               ----------
            FLORIDA (0.2%)
    4,000   Putnam County Dev. Auth. (INS)                              5.35       3/15/2042        4,714
                                                                                               ----------
            INDIANA (0.6%)
    8,000   Finance Auth.                                               0.40       5/01/2028        8,000
    9,000   Rockport                                                    6.25       6/01/2025        9,561
                                                                                               ----------
                                                                                                   17,561
                                                                                               ----------
            LOUISIANA (0.2%)
    6,750   St.Charles Parish                                           4.00      12/01/2040        7,413
                                                                                               ----------

================================================================================

32  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                                 COUPON       FINAL           VALUE
(000)       SECURITY                                                    RATE       MATURITY         (000)
---------------------------------------------------------------------------------------------------------
            OHIO (0.6%)
$$  9,000   Air Quality Dev.Auth.                                       2.25%      8/01/2029   $    9,096
    5,000   State                                                       0.40      11/01/2035        5,000
    2,400   Water Dev.Auth.                                             2.25       8/01/2029        2,409
                                                                                               ----------
                                                                                                   16,505
                                                                                               ----------
            PENNSYLVANIA (0.8%)
    3,000   Beaver County IDA                                           2.20       1/01/2035        3,047
    8,250   Beaver County IDA                                           2.70       4/01/2035        8,378
   11,000   Berks County Municipal Auth.                                1.62(i)   11/01/2039       11,107
    1,000   Economic Dev.Financing Auth.                                1.75      12/01/2033        1,019
                                                                                               ----------
                                                                                                   23,551
                                                                                               ----------
            Total Put Bonds (cost: $99,826)                                                       102,976
                                                                                               ----------
            ADJUSTABLE-RATE NOTES (0.7%)

            NEW JERSEY (0.7%)
   20,000   EDA (cost: $20,000)                                         1.72       3/01/2028       20,019
                                                                                               ----------
            VARIABLE-RATE DEMAND NOTES (5.8%)

            ARIZONA (0.8%)
   22,120   Health Facilities Auth. (LOC - Sovereign Bank)              0.82      12/01/2037       22,120
                                                                                               ----------
            CALIFORNIA (2.0%)
    5,000   Downey School Facilities Financing Auth. (LIQ)
             (LOC - Dexia Credit Local)(d)                              0.51       8/01/2025        5,000
    6,150   Educational Facilities Auth. (LOC - Sovereign Bank)         1.00      11/01/2042        6,150
    8,540   Hacienda La Puente USD (LIQ)
             (LOC - Dexia Credit Local)(d)                              0.58       8/01/2024        8,540
   25,260   State (LIQ) (LOC - Dexia Credit Local)(d)                   0.54       2/01/2025       25,260
    4,025   State (LIQ) (LOC - Dexia Credit Local)(d)                   0.50       8/01/2027        4,025
    6,930   Victorville Joint Powers Financing Auth.
             (LOC - BNP Paribas)                                        1.62       5/01/2040        6,930
                                                                                               ----------
                                                                                                   55,905
                                                                                               ----------
            ILLINOIS (1.0%)
    8,800   Finance Auth. (LOC - Sovereign Bank)                        0.82       5/15/2037        8,800
   21,230   State (LIQ)                                                 2.00      10/01/2033       21,230
                                                                                               ----------
                                                                                                   30,030
                                                                                               ----------
            MICHIGAN (0.3%)
    8,165   Strategic Fund (LOC - Sovereign Bank)                       0.82      11/15/2034        8,165
                                                                                               ----------
            NEW JERSEY (0.1%)
    4,435   EDA (LIQ) (LOC - Dexia Credit Local)(d)                     0.54       9/01/2022        4,435
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                                 COUPON       FINAL           VALUE
(000)       SECURITY                                                    RATE       MATURITY         (000)
---------------------------------------------------------------------------------------------------------
            PENNSYLVANIA (0.2%)
$   4,730   Luzerne County IDA (LOC - Sovereign Bank)                   1.70%     2/01/2029    $    4,730
                                                                                               ----------
            PUERTO RICO (1.4%)
   15,170   Electric Power Auth. (LIQ)
              (LOC - Dexia Credit Local)(d)                             0.62      7/01/2026        15,170
    5,700   Highway and Transportation Auth. (LIQ)
              (LOC - Dexia Credit Local)(d)                             0.62      1/01/2029         5,700
   13,370   Highway and Transportation Auth. (LIQ)
              (LOC - Dexia Credit Local)(d)                             0.62      7/01/2030        13,370
    5,260   Municipal Finance Auth. (LIQ)
              (LOC - Dexia Credit Local)(d)                             0.61      8/01/2021         5,260
                                                                                               ----------
                                                                                                   39,500
                                                                                               ----------
            Total Variable-Rate Demand Notes (cost: $164,885)                                     164,885
                                                                                               ----------

            TOTAL INVESTMENTS (COST: $2,675,904)                                               $2,823,580
                                                                                               ==========

---------------------------------------------------------------------------------------------------------
($ IN 000s)                                                 VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------
                                         (LEVEL 1)            (LEVEL 2)        (LEVEL 3)
                                     QUOTED PRICES    OTHER SIGNIFICANT      SIGNIFICANT
                                 IN ACTIVE MARKETS           OBSERVABLE     UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS               INPUTS           INPUTS            TOTAL
---------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                          $-           $2,535,700               $-       $2,535,700
Put Bonds                                        -              102,976                -          102,976
Adjustable-Rate Notes                            -               20,019                -           20,019
Variable-Rate Demand Notes                       -              164,885                -          164,885
---------------------------------------------------------------------------------------------------------
Total                                           $-           $2,823,580               $-       $2,823,580
---------------------------------------------------------------------------------------------------------

For the period of April 1, 2012, through March 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

34  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2013

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's coupon rate column represents the effective yield at the date of purchase.

    (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (c) At March 31, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

    (e) Currently the issuer is in default with respect to interest and/or principal payments.

    (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at March 31, 2013, was $7,233,000, which represented 0.3% of the Fund's net assets.

    (g) At March 31, 2013, the aggregate value of securities purchased on a when-issued basis was $14,258,000.

    (h) Security was fair valued at March 31, 2013, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

    (i) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at March 31, 2013.

See accompanying notes to financial statements.

================================================================================

36  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

March 31, 2013

--------------------------------------------------------------------------------

ASSETS
     Investments in securities, at market value (cost of $2,675,904)       $2,823,580
     Cash                                                                       3,255
     Receivables:
        Capital shares sold                                                       705
        Interest                                                               34,935
        Securities sold                                                         1,058
                                                                           ----------
            Total assets                                                    2,863,533
                                                                           ----------
LIABILITIES
     Payables:
        Securities purchased                                                   15,252
        Capital shares redeemed                                                   709
        Dividends on capital shares                                             2,103
     Accrued management fees                                                      783
     Accrued transfer agent's fees                                                 23
     Other accrued expenses and payables                                           96
                                                                           ----------
            Total liabilities                                                  18,966
                                                                           ----------
               Net assets applicable to capital shares outstanding         $2,844,567
                                                                           ==========
NET ASSETS CONSIST OF:
     Paid-in capital                                                       $2,708,182
     Overdistribution of net investment income                                   (216)
     Accumulated net realized loss on investments                             (11,075)
     Net unrealized appreciation of investments                               147,676
                                                                           ----------
               Net assets applicable to capital shares outstanding         $2,844,567
                                                                           ==========
     Net asset value, redemption price, and offering price per share:
        Fund Shares (net assets of $2,837,758/203,957 shares outstanding)  $    13.91
                                                                           ==========
        Adviser Shares (net assets of $6,809/490 shares outstanding)       $    13.91
                                                                           ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended March 31, 2013

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                      $123,909
                                                                        --------
EXPENSES
   Management fees                                                         8,969
   Administration and servicing fees:
      Fund Shares                                                          4,192
      Adviser Shares                                                          10
   Transfer agent's fees:
      Fund Shares                                                            944
   Distribution and service fees (Note 6E):
      Adviser Shares                                                          17
   Custody and accounting fees:
      Fund Shares                                                            321
      Adviser Shares                                                           1
   Postage:
      Fund Shares                                                             34
   Shareholder reporting fees:
      Fund Shares                                                             44
   Trustees'fees                                                              10
   Registration fees:
      Fund Shares                                                             44
      Adviser Shares                                                          27
   Professional fees                                                         163
   Other                                                                      44
                                                                        --------
      Total expenses                                                      14,820
   Expenses reimbursed:
      Adviser Shares                                                         (18)
                                                                        --------
         Net expenses                                                     14,802
                                                                        --------
NET INVESTMENT INCOME                                                    109,107
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                       3,107
   Change in net unrealized appreciation/depreciation                     78,571
                                                                        --------
         Net realized and unrealized gain                                 81,678
                                                                        --------
   Increase in net assets resulting from operations                     $190,785
                                                                        ========

See accompanying notes to financial statements.

================================================================================

38  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended March 31,

--------------------------------------------------------------------------------

                                                                 2013           2012
------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                   $  109,107     $  106,353
   Net realized gain (loss) on investments                      3,107        (14,238)
   Change in net unrealized appreciation/depreciation of
      investments                                              78,571        258,097
                                                           -------------------------
      Increase in net assets resulting from operations        190,785        350,212
                                                           -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                            (108,637)      (105,972)
      Adviser Shares                                             (244)          (220)
                                                           -------------------------
          Total distributions of net investment income       (108,881)      (106,192)
                                                           -------------------------
   Net realized gains:
      Fund Shares                                                   -         (2,907)
      Adviser Shares                                                -             (7)
                                                           -------------------------
          Total distributions of net realized gains                 -         (2,914)
                                                           -------------------------
      Distributions to shareholders                          (108,881)      (109,106)
                                                           -------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                167,252        177,757
   Adviser Shares                                                 759            750
                                                           -------------------------
      Total net increase in net assets from
          capital share transactions                          168,011        178,507
                                                           -------------------------
   Capital contribution from USAA Transfer Agency
      Company                                                       -              3
                                                           -------------------------
   Net increase in net assets                                 249,915        419,616
NET ASSETS
   Beginning of year                                        2,594,652      2,175,036
                                                           -------------------------
   End of year                                             $2,844,567     $2,594,652
                                                           =========================
Overdistribution of net investment income:
   End of year                                             $     (216)    $     (226)
                                                           =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 2013

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment that is exempt from federal income tax.

The Fund has two classes of shares: Tax Exempt Long-Term Fund Shares (Fund Shares) and Tax Exempt Long-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

40  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

       coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

42  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note 1A1.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2013, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $15,252,000; all of which were when-issued securities. Also, included in these amounts is $1,050,000, for securities which were sold prior to March 31, 2013.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the year ended March 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the

================================================================================

44 | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended March 31, 2013, the Fund paid CAPCO facility fees of $18,000, which represents 4.9% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended March 31, 2013.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for market discount adjustments resulted in reclassifications to the statement of assets and liabilities to increase overdistribution of net investment income by $216,000, and decrease accumulated net realized loss on investments by $216,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended March 31, 2013, and March 31, 2012, was as follows:

                                             2013              2012
                                        ------------------------------
Tax-exempt income                       $108,881,000      $106,193,000
Net long-term capital gains                        -         2,913,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

As of March31, 2013, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                             $  1,884,000
Accumulated capital and other losses                         (11,075,000)
Unrealized appreciation                                      147,676,000

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At March 31, 2013, the Fund had no pre-enactment capital loss carryforwards and post-enactment net capital loss carryforwards of $10,992,000 for federal income tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2013, the fund deferred to April 1, 2013, post-October capital losses of $83,000. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expired.

The capital loss carryforwards of the Fund include capital losses acquired from the merger with USAA Florida Tax-Free Income Fund on January 27, 2012. In addition to the acquired capital loss carryforwards, the Fund also acquired unrealized capital losses as a result of the merger. The yearly

================================================================================

46  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

utilization of the acquired capital losses and unrealized losses may be limited by the Internal Revenue Code.

                    POST-ENACTMENT CAPITAL LOSS CARRYFORWARDS
                    -----------------------------------------
                    TAX CHARACTER
                    -----------------------------------------
                    (NO EXPIRATION)                  BALANCE
                    --------------                -----------
                    Short-Term                    $ 2,522,000
                    Long-Term                       8,470,000
                                                  -----------
                    Total                         $10,992,000
                                                  ===========

For the year ended March 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2013, were $494,408,000 and $364,063,000, respectively.

As of March 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was $2,675,904,000.

Gross unrealized appreciation and depreciation of investments as of March 31, 2013, for federal income tax purposes, were $205,387,000 and $57,711,000, respectively, resulting in net unrealized appreciation of $147,676,000.

(5) CAPITAL SHARE TRANSACTIONS

At March 31, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                              NOTES TO FINANCIAL STATEMENTS | 47

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                         YEAR ENDED                YEAR ENDED
                                       MARCH 31,2013             MARCH 31,2012
----------------------------------------------------------------------------------
                                    SHARES       AMOUNT        SHARES      AMOUNT
                                   -----------------------------------------------
Fund Shares:
Shares sold                         27,331     $ 376,945       16,972    $ 220,829
Merger                                   -             -       10,786      142,812
Shares issued from reinvested
  dividends                          5,983        83,074        6,306       81,969
Shares redeemed                    (21,099)     (292,767)     (20,747)    (267,853)
                                   -----------------------------------------------
Net increase from capital share
  transactions                      12,215     $ 167,252       13,317    $ 177,757
                                   ===============================================
Adviser Shares:
Shares sold                            263     $   3,655           83    $   1,093
Shares issued from reinvested
  dividends                              4            57            1           14
Shares redeemed                       (212)       (2,953)         (26)        (357)
                                   -----------------------------------------------
Net increase from
  capital share transactions            55     $     759           58    $     750
                                   ===============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper General Municipal Debt Funds Index over the performance period. The Lipper General Municipal Debt Index tracks the total return performance of the 30 largest funds in the Lipper General & Insured Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the

================================================================================

48  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
----------------------------------------------------------------------------
+/- 0.20% to 0.50%                +/- 0.04%
+/- 0.51% to 1.00%                +/- 0.05%
+/- 1.01% and greater             +/- 0.06%

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper General Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the year ended March 31, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $8,969,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $1,123,000 and $1,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.04% and 0.02%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    Shares and Adviser Shares. For the year ended March 31, 2013, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $4,192,000 and $10,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended March 31, 2013, the Fund reimbursed the Manager $88,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through August 1, 2013, to limit the annual expenses of the Adviser Shares to 0.85% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the year ended March 31, 2013, the Adviser Shares incurred reimbursable expenses of $18,000, of which, less than $500 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2013, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $944,000 and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser

================================================================================

50 | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended March 31, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $17,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At March 31, 2013, USAA and its affiliates owned 377,000 shares, which represent 77.0% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(8)FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                              YEAR ENDED MARCH 31,
                              -------------------------------------------------------------------------------
                                    2013             2012             2011           2010               2009
                              -------------------------------------------------------------------------------
Net asset value at
   beginning of period        $    13.50       $    12.16      $     12.83      $   11.59         $    12.97
                              ------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income             .54              .59             .62             .65                .66
   Net realized and
      unrealized gain (loss)         .41             1.36            (.63)           1.24              (1.35)
                              ------------------------------------------------------------------------------
Total from investment
   operations                        .95             1.95            (.01)           1.89               (.69)
                              ------------------------------------------------------------------------------
Less distributions from:
   Net investment income            (.54)            (.59)           (.62)           (.65)              (.66)
   Realized capital gains              -             (.02)           (.04)           (.00)(a)           (.03)
                              ------------------------------------------------------------------------------
Total distributions                 (.54)            (.61)           (.66)           (.65)              (.69)
                              ------------------------------------------------------------------------------
Net asset value at
   end of period              $    13.91       $    13.50      $    12.16      $    12.83         $    11.59
                              ==============================================================================
Total return (%)*                   7.11            16.30            (.19)          16.59(b)           (5.34)
Net assets at
   end of period (000)        $2,837,758       $2,588,782      $2,170,450      $2,344,007         $2,029,981
Ratios to average
   net assets:**
   Expenses (%)(c)                   .53              .52             .47             .45(b)             .44
   Net investment
      income (%)                    3.89             4.54            4.84             5.21              5.42
Portfolio turnover (%)                14                9              15                8                13

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period.Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 **  For the year ended March 31, 2013, average net assets were $2,795,679,000.
(a)  Represents less than $0.01 per share.
(b) During the year ended March 31, 2010, SAS reimbursed the Fund Shares $102,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less 0.01%.

================================================================================

52  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

(8)FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                PERIOD ENDED
                                                     YEAR ENDED MARCH 31,         MARCH 31,
                                                   -----------------------------------------
                                                    2013             2012          2011***
                                                   -----------------------------------------
Net asset value at beginning of period             $13.50          $12.16          $13.02
                                                   --------------------------------------
Income (loss) from investment operations:
   Net investment income                              .49             .55             .37
   Net realized and unrealized gain (loss)            .41            1.36            (.82)
                                                   --------------------------------------
Total from investment operations                      .90            1.91            (.45)
                                                   --------------------------------------
Less distributions from:
   Net investment income                             (.49)           (.55)           (.37)
   Realized capital gains                               -            (.02)           (.04)
                                                   --------------------------------------
Total distributions                                  (.49)           (.57)           (.41)
                                                   --------------------------------------
Net asset value at end of period                   $13.91          $13.50          $12.16
                                                   ======================================
Total return (%)*                                    6.77           15.92           (3.49)
Net assets at end of period (000)                  $6,809          $5,870          $4,586
Ratios to average net assets:**
   Expenses (%)(b)                                    .85             .85             .85(a)
   Expenses, excluding reimbursements (%)(b)         1.11            1.32            1.53(a)
   Net investment income (%)                         3.56            4.20            4.47(a)
Portfolio turnover (%)                                 14               9              15

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended March 31, 2013, average net assets were $6,862,000. *** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

EXPENSE EXAMPLE

March 31, 2013 (unaudited)
--------------------------------------------------------------------------------

EXAMPLE
As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2012, through March 31, 2013.

ACTUAL EXPENSES
The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's

================================================================================

54  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                   EXPENSES PAID
                                  BEGINNING          ENDING        DURING PERIOD*
                                ACCOUNT VALUE     ACCOUNT VALUE    OCTOBER 1,2012 -
                                OCTOBER 1,2012    MARCH 31,2013     MARCH 31,2013
                                ---------------------------------------------------
FUND SHARES
Actual                            $1,000.00        $1,019.20            $2.62

Hypothetical
  (5% return before expenses)      1,000.00         1,022.34             2.62

ADVISER SHARES
Actual                             1,000.00         1,017.50             4.28

Hypothetical
  (5% return before expenses)      1,000.00         1,020.69             4.28

* Expenses are equal to the annualized expense ratio of 0.52% for Fund Shares and 0.85% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 1.92% for Fund Shares and 1.75% for Adviser Shares for the six-month period of October 1, 2012, through March 31, 2013.

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 50 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

56  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); President and Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-01/12); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chairman
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 15 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over four years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 12 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

58  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cadogan Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cadogan Management, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee
   (3) Member of Audit Committee
   (4) Member of Pricing and Investment Committee
   (5) Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
   (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11); Managing Director, AIG Investments, (12/03-01/09).

ADYM W. RYGMYR
Secretary
Born: February 1969
Year of Appointment: 2012

Director, USAA IMCO (08/12-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (03/12-present); Managing Director and General Counsel, TIAA-CREF (04/04-03/12). Mr. Rygmyr also holds the officer positions of Vice President and Secretary, IMCO, AMCO, and SAS.

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Director Securities Attorney, Financial Advice & Solutions Group General Counsel, USAA (10/12-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Assistant Secretary of AMCO and SAS.

================================================================================

60  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, AMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Compliance for Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12).

   (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    USAA.COM select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

===============================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   40858-0513                                (C)2013, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

On September 27, 2012, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 50 funds in all. Only 10 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2013 and 2012 were $259,333 and $226,210, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2013 and 2012 were $65,860 and $64,378, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended March 31, 2013 and 2012.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2013 and 2012.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for
March 31, 2013 and 2012 were $387,250 and $378,534, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 and 2012 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.
                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2013

By:*     /s/ Adym Rygmyr
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     05/28/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/29/2013
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     05/28/2013
         ------------------------------

*Print the name and title of each signing officer under his or her signature.